Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	4,965,626	1,110,226	829,626
Treasury stock, shares	154	154	154
Common stock, shares outstanding	4,965,626
Reverse Stock Split [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares issued		1,110,226
Treasury stock, shares		154
Common stock, shares outstanding		1,110,226